Financial Statement Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net Income (loss)	$ 243,886,084	$ 45,564,936	$ (195,155,097)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	82,627,454	80,821,241	81,398,470
Loss on disposal of property, plant and equipment	1,477,739	3,612,581	1,991,098
Allowance for doubtful debts	(8,527,687)	(975,083)	43,611,217
Amortization of discount on debt			49,699
Equity in loss (earnings) of unconsolidated investees	(487,346)	3,064,006	1,969,306
Share-based compensation	5,087,925	6,175,006	5,185,242
Changes in operating assets and liabilities:
Inventories	(252,715,653)	34,666,540	3,960,749
Accounts receivable trade	(73,776,603)	(11,813,937)	(6,983,739)
Amounts due from related parties	480,499	5,288,485	9,904,520
Advances to suppliers	(3,622,062)	(5,747,309)	(17,898,461)
Other non-current assets	(8,446,417)	(4,420,130)	(24,406,669)
Accounts payable	135,812,141	44,231,082	56,238,301
Advances from customers	40,310,538	51,356,621	(46,127,125)
Amounts due to related parties	(2,166,445)	14,492,053	2,015,133
Accrued warranty costs	15,515,873	(19,199,011)	11,334,395
Other current liabilities	(16,282,247)	14,748,130	59,188,516
Liability for uncertain tax positions	(1,612,683)	2,494,913	2,502,791
Net cash provided by (used in) operating activities	265,105,593	229,548,624	(147,758,937)
Investing activities:
Decrease (increase) in restricted cash	(27,584,686)	(10,098,916)	(243,137,142)
Investment in subsidiaries	(72,034)	(4,278,361)	(3,428,751)
Purchase of property, plant and equipment	(65,140,624)	(23,131,549)	(60,481,021)
Net cash used in investing activities	(116,049,466)	(37,508,826)	(306,491,439)
Financing activities:
Proceeds from short-term borrowings	928,878,980	768,381,191	791,596,176
Repayment of short-term borrowings	(1,045,596,352)	(1,073,502,793)	(692,071,052)
Proceeds from long-term borrowings	56,989,399	149,831,368	143,965,319
Proceeds from issuance of warrants			2,500,000
Proceeds from issuance of common shares offering	115,009,200	50,000,000
Issuance costs paid for common shares offering	(6,090,340)	(2,112,623)
Proceeds from issuance of convertible notes	150,000,000
Issuance cost paid on convertible notes	(5,103,441)
Proceeds from exercise of stock options	3,342,573	10,792,703	158,766
Net cash provided by (used in) financing activities	191,946,762	(104,900,317)	249,575,744
Effect of exchange rate changes	(19,709,042)	(858,151)	2,648,135
Net increase (decrease) in cash and cash equivalents	321,293,847	86,281,330	(202,026,497)
Cash and cash equivalents at the beginning of the year	228,249,512	141,968,182	343,994,679
Cash and cash equivalents at the end of the year	549,543,359	228,249,512	141,968,182
Supplemental disclosure of cash flow information:
Interest paid	47,226,763	47,343,649	53,283,321
Income taxes paid	14,016,205	23,812,986	9,698,512
Parent Company
Operating activities:
Net Income (loss)	239,501,317	31,659,276	(195,468,691)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	727	5,092	6,950
Loss on disposal of property, plant and equipment	3,919
Allowance for doubtful debts	11,434,154	1,872,247	8,369,187
Amortization of discount on debt			49,699
Equity in (earnings) loss of subsidiaries	(243,283,097)	(35,132,523)	202,699,044
Equity in loss (earnings) of unconsolidated investees	280,282	2,751,973	863,675
Share-based compensation	5,087,925	6,175,006	5,185,242
Changes in operating assets and liabilities:
Inventories	(286,427)	2,827,896	9,840,507
Accounts receivable trade	(5,243,925)	627,106	(1,317,532)
Amounts due from related parties	3,904,909	85,992,946	(121,173,334)
Advances to suppliers	(11,836,107)	(282,804)	(293,911)
Other current assets	(2,260,429)	8,311,717	(7,540,414)
Other non-current assets	(19,727,525)	6,860,201	(20,387,009)
Accounts payable	(8,567)	9,023	79
Advances from customers	(656,985)	(121,511)	(452,417)
Amounts due to related parties	(42,128,094)	(18,331,820)	(18,298,349)
Accrued warranty costs	84,132	(14,644,337)	431,138
Other current liabilities	3,545,274	(2,558,022)	(4,255,036)
Liability for uncertain tax positions	633,461	141,795	1,975,793
Deferred taxes	1,208,257	406,214	5,718,014
Net cash provided by (used in) operating activities	(59,746,799)	76,569,475	(134,047,365)
Investing activities:
Decrease (increase) in restricted cash			5,731,365
Investment in subsidiaries	(39,668,294)	(10,602,333)	(13,319,864)
Purchase of property, plant and equipment	(4,845)	(266)	(3,589)
Payment of borrowings to a related party	(139,088,104)
Proceeds from interest receivable	10,875,000
Net cash used in investing activities	(167,886,243)	(10,602,599)	(7,592,088)
Financing activities:
Proceeds from short-term borrowings			68,000,000
Repayment of short-term borrowings	(12,246,050)	(55,753,950)
Proceeds from long-term borrowings			70,063,488
Repayment of long-term borrowings	(16,393,089)	(53,670,399)
Payment for repurchase of convertible senior notes			(1,000,000)
Proceeds from issuance of warrants			2,500,000
Proceeds from issuance of common shares offering	115,009,200	50,000,000
Issuance costs paid for common shares offering	(6,090,340)	(2,112,623)
Proceeds from issuance of convertible notes	150,000,000
Issuance cost paid on convertible notes	(5,103,441)
Proceeds from exercise of stock options	3,342,573	10,792,703	158,766
Net cash provided by (used in) financing activities	228,518,853	(50,744,269)	139,722,254
Effect of exchange rate changes	(27,016,337)	3,115,585	5,239,819
Net increase (decrease) in cash and cash equivalents	(26,130,526)	18,338,192	3,322,620
Cash and cash equivalents at the beginning of the year	29,585,498	11,247,306	7,924,686
Cash and cash equivalents at the end of the year	3,454,972	29,585,498	11,247,306
Supplemental disclosure of cash flow information:
Interest paid	3,941,758		255,502
Income taxes paid	$ 735,894	$ 297,643	$ 290,813